UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/10

Item 1. Schedule of Investments

S&S Income Fund

Schedule of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Bonds and Notes—88.7%†		Principal Amount	Value
U.S. Treasuries—12.0%
U.S. Treasury Bonds
1.75%	07/31/15	$106,894	$109,466
3.25%	07/31/16	24,198	26,483
4.38%	05/15/40	114,481	128,577	(h)
U.S. Treasury Notes
0.36%	04/30/12	42,906	43,339	(d)
2.63%	08/15/20	11,874	11,985
4.50%	11/15/10	429	431
			320,281

Agency Mortgage Backed—30.7%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	738	774	(h)
5.00%	07/01/35 - 08/01/40	36,082	37,997	(h)
5.50%	05/01/20 - 04/01/39	14,645	15,777	(h)
6.00%	04/01/17 - 11/01/37	20,288	22,191	(h)
6.50%	07/01/29	70	78	(h)
7.00%	10/01/16 - 08/01/36	2,188	2,456	(h)
7.50%	09/01/12 - 09/01/33	300	333	(h)
8.00%	11/01/30	11	13	(h)
8.50%	04/01/30 - 05/01/30	35	40	(h)
9.00%	05/01/16 - 11/01/16	118	131	(h)
5.50%	TBA	18,645	19,775	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 10/01/40	67,810	69,866	(h)
4.50%	05/01/18 - 06/01/40	120,365	125,678	(h)
4.50%	09/01/40	74,275	77,710	(i)
5.00%	07/01/20 - 08/01/40	41,740	44,129	(h)
5.00%	10/01/40	29,775	31,762	(i)
5.32%	03/01/37	50	52	(i)
5.50%	01/01/14 - 04/01/38	106,469	114,267	(h)
5.53%	04/01/37	79	84	(i)
6.00%	02/01/14 - 08/01/35	28,009	30,714	(h)
6.50%	01/01/14 - 08/01/36	5,105	5,620	(h)
7.00%	08/01/13 - 02/01/34	541	597	(h)
7.50%	08/01/13 - 03/01/34	2,067	2,345	(h)
8.00%	12/01/11 - 11/01/33	1,148	1,315	(h)
8.50%	04/01/30 - 05/01/31	162	189	(h)
9.00%	01/01/14 - 12/01/22	717	791	(h)
4.50%	TBA	115,725	120,499	(c)
5.00%	TBA	7,777	8,247	(c)
5.50%	TBA	10,210	10,983	(c)
6.00%	TBA	39,888	42,842	(c)
6.50%	TBA	6,768	7,379	(c)

Government National Mortgage Assoc.
3.13%	11/20/21 - 10/20/25	16	16	(h,i)
3.38%	05/20/21 - 04/20/24	20	21	(h,i)
3.63%	08/20/23 - 09/20/24	15	15	(h,i)
4.50%	08/15/33 - 09/15/34	4,094	4,347	(h)
5.00%	08/15/33	1,420	1,524	(h)
6.00%	04/15/27 - 09/15/36	3,558	3,894	(h)
6.50%	04/15/19 - 09/15/36	5,430	6,050	(h)
7.00%	03/15/12 - 10/15/36	2,354	2,627	(h)
7.50%	11/15/22 - 10/15/33	709	810	(h)
8.00%	12/15/29 - 06/15/30	11	13	(h)
8.50%	10/15/17	380	423	(h)
9.00%	11/15/16 - 12/15/21	1,109	1,238	(h)
5.50%	TBA	1,900	2,043	(c)
			817,655

Agency Collateralized Mortgage Obligations—1.9%
Collateralized Mortgage Obligation Trust (Class B)
1.31%	11/01/18	175	170	(d,f,h,m)
Fannie Mae Whole Loan
0.97%	08/25/43	12,919	336	(g,n)
Federal Home Loan Mortgage Corp.
0.10%	09/25/43	15,217	123	(g,h,i,n)
8.00%	02/01/23 - 07/01/24	132	30	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	2,183	270	(g,n)
5.00%	05/15/38	2,284	2,461
5.50%	04/15/17	453	15	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	268	18	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class OF)
7.50%	07/15/27	48	10	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	31	31	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	2,648	467	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%**	03/15/19	24	—	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	2,060	212	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	452	28	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	305	6	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%	04/15/28	405	3	(g,h,n)

Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	511	14	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	1,559	117	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	1,360	64	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	331	8	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
14.81%	09/15/34	1,416	1,349	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IA)
6.15%	05/15/37	7,329	923	(g,i,n)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IB)
6.15%	05/15/37	7,329	946	(g,i,n)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IC)
6.15%	05/15/37	7,329	946	(g,i,n)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class ID)
6.15%	05/15/37	7,329	946	(g,i,n)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IE)
6.15%	05/15/37	10,669	1,377	(g,i,n)
Federal Home Loan Mortgage Corp. REMIC (Series 3284) (Class CI)
5.86%	03/15/37	19,772	2,551	(g,i,n)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	125	137	(h)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	807	113	(g,n)
Federal Home Loan Mortgage STRIPS
3.51%	08/01/27	33	29	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	2,270	2,440
5.00%	02/25/40	2,419	354	(g,n)
6.29%	07/25/37	8,191	1,227	(g,i,n)
Federal National Mortgage Assoc. REMIC (Class B)
2.40%	12/25/22	142	131	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	2,884	3,185
Federal National Mortgage Assoc. REMIC (Class CS)
7.44%	08/25/16	562	14	(g,h,i,n)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	2,016	2,159
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%**	05/25/22	—	5	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	610	38	(g,h,n)
7.24%	05/25/18	1,000	119	(g,h,i,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	1,038	65	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	3,791	331	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	2,520	94	(g,h,i,n)

Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	431	14	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.05%	03/25/31	2,331	2,672	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.42%	10/25/35	17,518	2,272	(g,i,n)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	1,812	1,958
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	2,451	371	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	3,948	582	(g,h,n)
5.00%	03/25/38	3,347	419	(g,n)
5.50%	12/01/33	991	149	(g,h,n)
7.50%	11/01/23	601	101	(g,h,n)
8.00%	08/01/23 - 07/01/24	288	52	(g,h,n)
8.50%	03/01/17 - 07/25/22	422	83	(g,h,n)
9.00%	05/25/22	140	31	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.19%	11/01/34	2,910	2,670	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	7,121	1,050	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	5,623	829	(g,n)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	3,462	383	(g,n)
Government National Mortgage Assoc.
1.00%	01/16/39	18,751	2,818	(g,i,n)
4.50%	05/20/38	3,237	431	(g,n)
4.50%	11/20/39	4,666	4,917
5.00%	10/20/37 - 09/20/38	16,910	2,495	(g,n)
Government National Mortgage Assoc. (Class IC)
5.99%	04/16/37	7,008	1,384	(g,n)
Vendee Mortgage Trust
0.39%	04/15/40	13,509	270	(g,n)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	8,025	278	(g,n)
			50,091

Asset Backed—1.8%
AmeriCredit Automobile Receivables Trust (Series 2007) (Class A4B)
0.63%	04/07/14	8,250	8,223	(d,h,i)
Bayview Financial Acquisition Trust (Class A)
3.90%	02/28/44	2,723	2,519	(d,h,i)
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
5.99%	01/25/34	149	113	(d,i)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	05/25/32	282	160	(h,i,m)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	2,610	2,270	(h)

Countrywide Asset-Backed Certificates
1.12%	05/25/33	20	14	(i)
Countrywide Asset-Backed Certificates (Class 2A1)
2.40%	06/25/33	20	18	(d,h,i)
Countrywide Asset-Backed Certificates (Class 2A3)
1.30%	02/25/35	1,959	1,927	(h,i)
Countrywide Asset-Backed Certificates (Class 4A2A)
41.98%	05/25/36	1,246	1,011	(d,i)
Countrywide Asset-Backed Certificates (Class A)
1.43%	08/25/34	48	45	(d,h,i)
21.58%	08/25/32	152	91	(d,h,i)
25.48%	04/25/32	85	48	(d,h,i)
Countrywide Asset-Backed Certificates (Class A1)
1.06%	03/25/33	429	347	(h,i)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	2,253	2,026	(i)
First Franklin Mortgage Loan Asset Backed Certificates (Series 2005) (Class A2B)
14.97%	11/25/36	1,188	1,014	(d,i)
First Franklin Mortgage Loan Asset Backed Certificates (Series 2005) (Class M1)
3.64%	03/25/35	10,000	9,830	(d,h,i)
First Horizon Asset Back Trust (Class A)
36.83%	02/25/34	854	513	(d,h,i)
GSAA Trust (Class 2A2)
14.36%	01/25/36	10,000	5,689	(d,h,i,m)
GSAA Trust (Class A1)
12.00%	05/25/34	355	266	(d,h,i)
Hertz Vehicle Financing LLC
2.60%	02/25/15	2,000	2,036	(b,h)
Indymac Residential Asset Backed Trust (Class 2A2)
75.18%	11/25/36	7,241	5,464	(d,i)
Irwin Home Equity Corp. (Class 1A1)
47.82%	02/25/36	388	184	(b,d,i)
Long Beach Mortgage Loan Trust (Class 2A3)
68.12%	05/25/36	1,894	836	(d,h,i,m)
Mid-State Trust (Class A3)
7.54%	07/01/35	674	681	(h,m)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	2,525	2,295
Residential Asset Mortgage Products Inc. (Class A2)
6.86%	06/25/32	66	53	(d,i)
Residential Asset Securities Corp. (Class A2)
50.35%	06/25/33	497	242	(d,i)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
32.90%	07/25/32	253	136	(d,h,i)
Residential Asset Securities Corp. (Series 2003) (Class AIIB)
68.79%	11/25/33	470	196	(d,i)
Residential Funding Mortgage Securities II Inc. (Class A12)
45.73%	02/25/34	88	43	(d,i)
SLM Student Loan Trust (Series 2004) (Class A1)
1.16%	06/15/18	55	55	(d,h,i)
Wachovia Asset Securitization Inc.(Series 2004) (Class A)
13.15%	06/25/34	518	445	(d,i,m)
			48,790

Corporate Notes—31.9%
Abu Dhabi National Energy Co.
4.75%	09/15/14	1,000	1,035	(b,h)
6.25%	09/16/19	1,200	1,274	(b,h)
AES El Salvador Trust
6.75%	02/01/16	1,100	1,028	(b)
AES Panama S.A.
6.35%	12/21/16	1,110	1,184	(b,h)
Agilent Technologies Inc.
5.00%	07/15/20	2,934	3,113	(h)
5.50%	09/14/15	1,960	2,204	(h)
Air Jamaica Ltd.
9.38%	07/08/15	71	72
Alcoa Inc.
6.15%	08/15/20	3,544	3,644	(h)
Allergan Inc.
3.38%	09/15/20	5,933	5,930
Alliance One International Inc.
10.00%	07/15/16	3,858	4,176	(h)
ALROSA Finance S.A.
8.88%	11/17/14	1,100	1,207	(b)
Ameren Illinois Co.
9.75%	11/15/18	3,752	5,027
Amsted Industries Inc.
8.13%	03/15/18	4,612	4,802	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	8,604	8,388	(h)
6.38%	09/15/17	1,497	1,650
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	6,132	6,757
5.38%	11/15/14	3,985	4,473	(b,h)
ARAMARK Corp.
8.50%	02/01/15	2,744	2,854	(h)
ArcelorMittal
7.00%	10/15/39	2,939	3,002	(h)
Arizona Public Service Co.
6.25%	08/01/16	3,165	3,682	(h)
AT&T Inc.
6.40%	05/15/38	9,083	10,381	(h)
6.70%	11/15/13	3,500	4,053	(h)
Avis Budget Car Rental LLC
9.63%	03/15/18	2,216	2,343
Banco do Brasil Cayman
8.50%	10/29/49	2,150	2,526	(b,h)
Banco do Brasil S.A.
5.38%	01/15/21	1,000	993	(b)
Banco Mercantil del Norte S.A.
6.14%	10/13/16	534	534	(i)
BanColombia S.A.
6.13%	07/26/20	520	539

Bank of America Corp.
4.50%	04/01/15	3,320	3,483	(h)
5.63%	07/01/20	13,395	14,154	(h)
5.75%	12/01/17	9,010	9,633	(h)
6.50%	08/01/16	8,425	9,473	(h)
BE Aerospace Inc.
8.50%	07/01/18	2,768	3,017	(h)
Boise Paper Holdings LLC
8.00%	04/01/20	2,768	2,865	(h)
Bombardier Inc.
7.75%	03/15/20	5,188	5,603	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	1,486	1,494
4.50%	10/01/20	1,486	1,520
Braskem Finance Ltd.
7.00%	05/07/20	500	528	(b)
Calpine Corp.
7.25%	10/15/17	5,685	5,784	(b,h)
Cantor Fitzgerald LP
7.88%	10/15/19	2,584	2,713	(b,h)
Cargill Inc.
5.20%	01/22/13	2,139	2,318	(b,h)
6.00%	11/27/17	1,749	2,068	(b,h)
Case New Holland Inc.
7.88%	12/01/17	1,312	1,425	(b,h)
CBS Corp.
5.75%	04/15/20	5,291	5,877	(h)
CCO Holdings LLC
7.88%	04/30/18	1,390	1,442	(b,h)
8.13%	04/30/20	1,664	1,764	(b,h)
Cenovus Energy Inc.
6.75%	11/15/39	2,489	3,005	(h)
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	1,650	1,947	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	2,780	3,006	(b,h)
CFG Investment SAC
9.25%	12/19/13	1,300	1,375
Chesapeake Energy Corp.
6.63%	08/15/20	3,141	3,282
7.25%	12/15/18	6,000	6,465	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	4,890	4,939	(h)
8.75%	03/15/18	3,322	3,239	(h)
Citigroup Inc.
5.00%	09/15/14	4,695	4,876	(h)
5.13%	05/05/14	4,121	4,388	(h)
5.38%	08/09/20	8,138	8,420	(h)
6.13%	11/21/17	1,497	1,635
6.38%	08/12/14	8,733	9,698	(h)
8.50%	05/22/19	5,009	6,193

Clarendon Alumina Production Ltd.
8.50%	11/16/21	1,325	1,338	(b,h)
Community Health Systems Inc.
8.88%	07/15/15	4,930	5,238	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	2,158	2,714	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	2,482	2,941	(h)
Corp Nacional del Cobre de Chile
5.63%	09/21/35	554	607	(b,h)
COX Communications Inc.
6.25%	06/01/18	2,270	2,617	(b,h)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	1,264	1,280
Crown Castle International Corp.
7.13%	11/01/19	5,140	5,474	(h)
Crown Castle Towers LLC
4.88%	08/15/40	2,783	2,875	(b)
6.11%	01/15/40	2,721	3,006	(b,h)
CSN Islands XII Corp.
7.00%	12/23/49	600	590	(b)
CVS Caremark Corp.
3.25%	05/18/15	3,026	3,161	(h)
5.75%	06/01/17	1,067	1,224	(h)
6.13%	09/15/39	4,290	4,736	(h)
DASA Finance Corp.
8.75%	05/29/18	2,491	2,799
Denbury Resources Inc.
8.25%	02/15/20	2,762	3,014	(h)
Digicel Ltd.
8.25%	09/01/17	700	735	(b)
DirecTV Holdings LLC
4.75%	10/01/14	2,820	3,080	(h)
5.88%	10/01/19	3,036	3,446	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	2,398	2,588	(b,h)
Drummond Company Inc.
9.00%	10/15/14	2,955	3,121	(b,h)
El Paso Corp.
8.05%	10/15/30	2,768	2,884	(h)
Empresa Nacional del Petroleo
5.25%	08/10/20	2,117	2,171	(b,h)
6.25%	07/08/19	2,400	2,652	(b,h)
European Investment Bank
4.88%	01/17/17	5,000	5,842	(h)
Exelon Corp.
4.90%	06/15/15	4,078	4,470	(h)
Exelon Generation Company LLC
6.25%	10/01/39	1,867	2,001
Expedia Inc.
5.95%	08/15/20	3,139	3,174	(b)

Export-Import Bank of Korea
5.88%	01/14/15	1,150	1,285
Fibria Overseas Finance Ltd.
7.50%	05/04/20	837	888	(b)
Ford Motor Credit Company LLC
7.00%	04/15/15	2,708	2,894	(h)
Forest Oil Corp.
7.25%	06/15/19	2,892	2,957	(h)
FPL Group Capital Inc.
2.60%	09/01/15	5,900	5,944
France Telecom S.A.
2.13%	09/16/15	2,966	2,987
Frontier Communications Corp.
8.25%	04/15/17	3,884	4,248
Gannett Company Inc.
6.38%	09/01/15	891	881	(b)
7.13%	09/01/18	2,228	2,195	(b)
Gaz Capital SA for Gazprom
8.13%	07/31/14	700	794	(b,h)
9.25%	04/23/19	1,250	1,556
Gerdau Trade Inc.
5.75%	01/30/21	1,000	1,009	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	1,400	1,432	(b,h,j)
7.25%	04/26/22	1,690	1,808	(b,h)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	1,248	1,239
Hartford Financial Services Group Inc.
5.50%	03/30/20	5,128	5,215	(h)
HCA Inc.
9.25%	11/15/16	5,653	6,119	(h)
Health Management Associates Inc.
6.13%	04/15/16	3,364	3,398	(h)
Hess Corp.
5.60%	02/15/41	2,948	3,076	(h)
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	3,558	3,972
HSBC Finance Corp.
5.00%	06/30/15	10,376	11,300
IIRSA Norte Finance Ltd.
8.75%	05/30/24	3,025	3,493	(b,h)
Indo Integrated Energy BV
9.00%	06/01/12	2,100	2,225
Ingles Markets Inc.
8.88%	05/15/17	6,262	6,747	(h)
Intelsat Subsidiary Holding Company S.A.
8.88%	01/15/15	2,750	2,846	(h)
Intergas Finance BV
6.38%	05/14/17	300	324	(b)
6.88%	11/04/11	500	523
Intergen N.V.
9.00%	06/30/17	5,202	5,501	(b,h)

International Paper Co.
7.50%	08/15/21	3,896	4,661
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	1,355	1,377
JPMorgan Chase & Co.
5.13%	09/15/14	7,475	8,196	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	2,391	2,708	(h)
Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	1,100	1,117
KazMunaiGaz Finance Sub BV
7.00%	05/05/20	1,000	1,103	(b)
9.13%	07/02/18	500	611	(b)
11.75%	01/23/15	500	633	(b)
Korea Development Bank
3.25%	03/09/16	4,426	4,431
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	1,500	1,682	(b)
Korea National Oil Corp.
5.38%	07/30/14	1,700	1,851	(b)
Kraft Foods Inc.
5.38%	02/10/20	5,435	6,071
6.50%	02/09/40	2,947	3,451
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	13,305	14,406
4.13%	10/15/14	8,804	9,755
4.50%	07/16/18	6,071	6,986
L-3 Communications Corp.
5.88%	01/15/15	3,256	3,329
LBI Escrow Corp.
8.00%	11/01/17	2,800	3,059	(b)
Levi Strauss & Co.
7.63%	05/15/20	3,500	3,631
Lincoln National Corp.
6.25%	02/15/20	2,316	2,591
8.75%	07/01/19	3,133	4,030
Listrindo Capital BV
9.25%	01/29/15	1,800	2,042	(b)
Lloyds TSB Bank PLC
6.50%	09/14/20	5,039	5,088	(b)
Majapahit Holding BV
7.25%	10/17/11	2,456	2,582	(b)
7.75%	10/17/16 - 01/20/20	3,100	3,678	(b)
MDC-GMTN B.V.
7.63%	05/06/19	2,050	2,440	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	3,502	3,759
6.88%	04/25/18	4,332	4,859
Midamerican Energy Holdings Co.
6.13%	04/01/36	2,165	2,477	(h)

Morgan Stanley
5.50%	01/26/20	5,795	5,956
5.63%	09/23/19	4,970	5,175
6.00%	04/28/15	2,134	2,346
Morgan Stanley (Series F)
6.63%	04/01/18	4,935	5,471
Mylan Inc.
7.88%	07/15/20	3,892	4,169	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	1,600	1,731	(l)
National Agricultural Cooperative Federation
4.25%	01/28/16	3,497	3,600	(b)
5.00%	09/30/14	2,060	2,204	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	700	789	(b)
News America Inc.
6.65%	11/15/37	4,331	4,982
Nexen Inc.
6.20%	07/30/19	5,576	6,517
6.40%	05/15/37	7,435	8,102
Nisource Finance Corp.
6.13%	03/01/22	2,424	2,744
NRG Energy Inc.
7.38%	02/01/16	5,455	5,612
1Malaysia Sukuk Global Berhad
3.93%	06/04/15	800	845	(b)
Pacific Gas & Electric Co.
5.80%	03/01/37	2,045	2,271
Pacific Rubiales Energy Corp.
8.75%	11/10/16	700	787	(b)
PacifiCorp
6.00%	01/15/39	2,000	2,356
6.25%	10/15/37	2,106	2,552
PAETEC Holding Corp.
8.88%	06/30/17	5,930	6,197
Pemex Finance Ltd.
9.03%	02/15/11	674	686	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	860	926
Petroleos Mexicanos
4.88%	03/15/15	4,030	4,347	(b)
6.00%	03/05/20	1,190	1,315	(b)
6.63%	06/15/35	345	377	(b)
8.00%	05/03/19	550	682
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	2,500	2,556
Petronas Capital Ltd.
5.25%	08/12/19	1,313	1,445	(b)
7.88%	05/22/22	600	815	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	300	317	(b)

Pioneer Natural Resources Co.
7.50%	01/15/20	4,672	5,141
Plains All American Pipeline LP Corp.
3.95%	09/15/15	2,968	3,113
4.25%	09/01/12	1,252	1,306
Plains Exploration & Production Co.
7.63%	06/01/18	4,388	4,607
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	700	861	(b)
Pride International Inc.
6.88%	08/15/20	2,617	2,849
Prudential Financial Inc.
3.63%	09/17/12	1,244	1,293
3.88%	01/14/15	4,916	5,164
7.38%	06/15/19	2,509	3,056
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	1,000	1,028	(b)
Qatari Diar Finance QSC
5.00%	07/21/20	500	525	(b)
QVC Inc.
7.50%	10/01/19	3,626	3,789	(b)
RailAmerica Inc.
9.25%	07/01/17	2,907	3,187
Republic Services Inc.
5.25%	11/15/21	2,588	2,859
5.50%	09/15/19	1,743	1,963
Reynolds Group Issuer Inc.
7.75%	10/15/16	5,733	5,833	(b)
Roche Holdings Inc.
6.00%	03/01/19	3,215	3,895	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	9,362	9,413	(b)
RR Donnelley & Sons Co.
7.63%	06/15/20	3,396	3,543	(h)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	1,500	1,564	(b)
6.97%	09/21/16	1,000	1,005	(i)
Russian Railways
5.74%	04/03/17	600	632
Sabine Pass LNG LP
7.25%	11/30/13	1,825	1,761
7.50%	11/30/16	3,310	3,020
Solutia Inc.
7.88%	03/15/20	2,768	2,958
Southern Copper Corp.
6.75%	04/16/40	640	699
7.50%	07/27/35	2,000	2,319
Spirit Aerosystems Inc.
7.50%	10/01/17	1,758	1,815
Star Energy Geothermal Wayang Windu Ltd.
11.50%	02/12/15	2,400	2,694	(b)

Suzano Trading Ltd.
5.88%	01/23/21	600	600	(b)
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	2,100	2,310
Telecom Italia Capital S.A.
6.00%	09/30/34	3,168	2,989
7.18%	06/18/19	2,636	3,094
Telefonica Emisiones SAU
3.73%	04/27/15	2,875	3,007
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	5,863	6,133
Textron Inc.
6.20%	03/15/15	4,658	5,181
TGI International Ltd.
9.50%	10/03/17	500	567
The AES Corp.
8.00%	10/15/17 - 06/01/20	5,115	5,536	(h)
The Dow Chemical Co.
5.90%	02/15/15	3,099	3,456	(h)
The Goldman Sachs Group Inc.
3.70%	08/01/15	7,442	7,614	(h)
5.38%	03/15/20	11,998	12,646	(h)
6.75%	10/01/37	1,486	1,545
The Kroger Co.
6.15%	01/15/20	4,302	5,112
The Potomac Edison Co.
5.35%	11/15/14	1,520	1,678	(h)
The Williams Companies Inc.
7.88%	09/01/21	2,878	3,494
Time Warner Cable Inc.
5.00%	02/01/20	4,027	4,313
6.75%	07/01/18	4,798	5,722
7.50%	04/01/14	2,027	2,389
Time Warner Inc.
5.88%	11/15/16	3,262	3,798
6.20%	03/15/40	3,419	3,725
TNK-BP Finance S.A.
6.13%	03/20/12	1,100	1,141
Union Electric Co.
6.70%	02/01/19	4,046	4,919
UPC Germany GmbH
8.13%	12/01/17	2,600	2,704	(b)
USB Capital XIII Trust
6.63%	12/15/39	4,024	4,116
Vale Overseas Ltd.
6.88%	11/10/39	196	225
Valero Energy Corp.
6.13%	02/01/20	6,053	6,597
Verizon Communications Inc.
6.35%	04/01/19	4,426	5,401
6.40%	02/15/38	2,276	2,632
6.90%	04/15/38	2,140	2,602

VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	743	802	(b)
Virgin Media Finance PLC
8.38%	10/15/19	2,700	2,963
VTB Capital S.A.
6.47%	03/04/15	1,700	1,759	(b)
WEA Finance LLC
6.75%	09/02/19	6,185	7,328	(b)
7.50%	06/02/14	3,750	4,365	(b)
Weatherford International Limited Bermuda
6.75%	09/15/40	5,197	5,417
Williams Partners LP
5.25%	03/15/20	2,319	2,521
6.30%	04/15/40	4,093	4,512
Windstream Corp.
7.88%	11/01/17	7,283	7,593
Woodside Finance Ltd.
4.50%	11/10/14	6,628	7,112	(b)
Wyeth
5.50%	03/15/13	4,274	4,731
Wynn Las Vegas LLC
7.88%	05/01/20	3,894	4,133
XL Capital Ltd.
5.25%	09/15/14	5,664	6,036
Xstrata Finance Canada Ltd.
5.80%	11/15/16	2,491	2,752	(b)
			850,772

Non-Agency Collateralized Mortgage Obligations—7.6%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	6,900	7,422	(h)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	7,185	7,778	(h)
Banc of America Commercial Mortgage Inc. (Class AJ)
11.12%	07/10/46	1,490	1,155	(d,i)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	2,000	341	(h,i,m)
Banc of America Funding Corp. (Class B1)
5.43%	03/20/36	1,728	52	(h,i,m)
Banc of America Mortgage Securities Inc. (Class B1)
5.08%	01/25/36	1,416	123	(h,i,m)
5.47%	02/25/36	1,367	210	(h,i,m)
Banc of America Mortgage Securities Inc. (Class B2)
5.08%	01/25/36	396	3	(h,i,m)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.58%	03/11/39	1,472	1,480	(h,i)
5.68%	04/12/38	917	926	(h,i)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.47%	01/12/45	4,550	4,980	(h)
5.69%	06/11/50	4,970	5,365	(h,i)

Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	2,200	1,965	(h,i)
5.91%	06/11/40	2,420	1,678	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	2,070	2,006	(h)
5.92%	06/11/50	2,225	2,071	(h,i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.17%	09/11/42	700	255	(h,i,m)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	2,370	2,038	(h,i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	2,640	2,130	(h)
Commercial Mortgage Pass Through Certificates (Class AM)
5.99%	06/10/46	2,950	2,938	(i)
Countrywide Commercial Mortgage Trust (Class AJ)
5.49%	07/12/46	2,000	1,419	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	1,614	94	(h,i,m)
Credit Suisse Mortgage Capital Certificates (Class A3)
5.47%	09/15/39	3,967	4,175	(h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	5,500	3,497	(h)
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	949	58	(h,i,m)
Greenwich Capital Commercial Funding Corp.
6.08%	07/10/38	9,930	10,880	(h,i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	5,280	5,585	(h)
Impac CMB Trust (Class 1A1)
6.23%	10/25/34	3,336	3,020	(d,i)
15.52%	04/25/35	1,557	1,194	(d,h,i)
Impac Secured Assets CMN Owner Trust (Class A1M)
111.60%	03/25/36	1,738	90	(d,i)
Indymac INDA Mortgage Loan Trust (Class B1)
5.11%	01/25/36	948	31	(h,i,m)
Indymac INDA Mortgage Loan Trust (Class B2)
5.11%	01/25/36	258	2	(h,i,m)
Interstar Millennium Trust (Class A)
2.30%	03/14/36	346	326	(d,i)
JP Morgan Alternative Loan Trust (Class 1A2)
6.85%	10/25/36	279	278	(d,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
6.06%	04/15/45	2,970	2,953	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	9,900	10,814	(h,i)
5.44%	06/12/47	6,960	7,295	(h)
5.79%	02/12/51	9,770	10,512	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	4,780	4,402	(i)

JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	1,080	269	(h,i,m)
LB-UBS Commercial Mortgage Trust
6.75%	01/15/36	20,845	927	(d,h,m)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	2,230	2,429
5.16%	02/15/31	2,970	3,230
5.66%	03/15/39	10,609	11,485	(i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	1,160	824	(i)
LB-UBS Commercial Mortgage Trust (Class X)
5.84%	03/15/32	10,012	34	(d,h,i,m)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	750	759	(h,m)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
27.30%	12/15/39	39,311	486	(d,h,i,m)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	1,194	143	(g,h,m,n)
Medallion Trust (Series 2005) (Class A)
5.53%	08/22/36	1,175	1,134	(d,i)
Merrill Lynch Mortgage Trust (Class AJ)
5.84%	05/12/39	1,475	1,263	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	3,000	1,638
Morgan Stanley Capital I
3.10%	01/15/21	2,271	1,816	(b,d,i)
5.16%	10/12/52	3,500	3,804	(i)
5.94%	10/15/42	3,254	2,004
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	3,000	3,206	(h)
Morgan Stanley Capital I (Class A31)
5.44%	02/12/44	2,017	2,116	(h)
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	8,880	9,401
5.98%	08/12/41	1,190	1,332	(i)
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	4,629	3,271	(h,i)
5.94%	10/15/42	1,500	1,345	(i)
Morgan Stanley Capital I (Class AM)
6.31%	12/12/49	2,680	2,553	(i)
6.46%	01/11/43	2,940	2,996
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	2,300	1,512
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	2,021	2,076	(h)
Morgan Stanley Dean Witter Capital I (Class A3)
5.72%	12/18/32	2	2	(h,m)
MortgageIT Trust (Class A1)
13.23%	08/25/35	3,095	2,295	(d,i)

National RMBS Trust (Series 2004) (Class A1)
5.39%	03/20/34	501	492	(d,i)
OBP Depositor LLC Trust
4.65%	07/15/45	2,080	2,250	(b)
Opteum Mortgage Acceptance Corp. (Class A1A)
14.33%	02/25/35	756	689	(d,h,i)
Residential Accredit Loans Inc.
6.00%**	01/25/36	28	—	(h,m)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	1,125	85	(h,m)
Residential Funding Mortgage Securities I (Class M2)
5.75%**	01/25/36	187	—	(h,m)
Sequoia Mortgage Trust (Series 2004) (Class A2)
11.60%	06/20/34	206	169	(d,h,i)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.11%**	02/25/28	3,345	—	(i,m)
Thornburg Mortgage Securities Trust (Class A)
4.92%	04/25/43	317	295	(d,i)
Vornado DP LLC
6.36%	09/13/28	1,180	1,214	(b)
Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	2,730	1,288
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	4,840	4,916
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	3,940	3,488	(i)
5.92%	05/15/43	2,960	2,495	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	2,960	2,766	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	1,200	903	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
5.19%	05/25/36	2,970	3,012	(b)
WaMu Mortgage Pass Through Certificates (Class 2A2A1)
14.58%	01/25/45	852	683	(d,h,i)
WaMu Mortgage Pass Through Certificates (Class A1B)
12.89%	07/25/44	1,115	916	(d,i)
WaMu Mortgage Pass Through Certificates (Class A2A1)
22.93%	01/25/45	691	504	(d,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	4,384	830	(h,m)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%	01/25/36 - 03/25/36	813	22	(h,m)
			202,908

Sovereign Bonds—2.4%
Banco Nacional de Desenvolvimento Economico e Social
6.50%	06/10/19	800	923	(b,h)
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	700	766	(b)
8.25%	10/24/12	500	544

Government of Belize
6.00%	02/20/29	1,116	971	(j)
Government of Brazil
5.63%	01/07/41	1,200	1,317	(h)
8.00%	01/15/18	523	626	(h)
8.25%	01/20/34	1,107	1,611
Government of Brazilian
4.88%	01/22/21	2,038	2,237	(h)
Government of Colombia
6.13%	01/18/41	800	916	(h)
7.38%	09/18/37	1,000	1,317
Government of Costa Rica
10.00%	08/01/20	1,100	1,561	(b,h)
Government of Egypt
5.75%	04/29/20	1,700	1,821	(b,h)
Government of El Salvador
7.65%	06/15/35	1,130	1,229	(b,h)
Government of Grenada
2.50%	09/15/25	351	183	(b,h,j)
Government of Indonesia
10.38%	05/04/14	700	885	(b)
11.63%	03/04/19	247	383	(b)
Government of Lebanon
6.38%	03/09/20	1,810	1,878
Government of Lithuania
5.13%	09/14/17	500	494	(b)
6.75%	01/15/15	1,100	1,192	(b)
7.38%	02/11/20	500	559	(b)
Government of Panama
6.70%	01/26/36	1,050	1,289
Government of Peruvian
6.55%	03/14/37	1,624	1,969
7.35%	07/21/25	500	649
Government of Philippine
4.09%	01/15/21	1,000	992	(d)
6.38%	10/23/34	1,000	1,165
6.50%	01/20/20	882	1,056
Government of Poland
6.38%	07/15/19	268	316
Government of Qatar
4.00%	01/20/15	400	422	(b)
5.25%	01/20/20	1,600	1,760	(b)
6.40%	01/20/40	1,100	1,309	(b)
Government of South Africa
5.50%	03/09/20	800	894
Government of Turkey
5.63%	03/30/21	2,600	2,834
6.75%	05/30/40	2,000	2,280
Government of Uruguay
6.88%	09/28/25	802	965

Government of Venezuela
1.51%	04/20/11	553	534	(i)
10.75%	09/19/13	1,338	1,261
Government of Vietnam
1.30%	03/12/16	250	222	(i)
Korea Expressway Corp.
4.50%	03/23/15	1,800	1,897	(b)
Province of Manitoba Canada
4.90%	12/06/16	2,120	2,469	(h)
Province of Quebec Canada
7.50%	09/15/29	3,115	4,539
Republic of Dominican
7.50%	05/06/21	1,900	2,140	(b,h)
9.50%	09/27/11	887	925
Republic of Ghana
8.50%	10/04/17	800	916	(b,h)
Republic of Indonesia
5.88%	03/13/20	1,100	1,269	(b)
Russian Foreign Bond—Eurobond
3.63%	04/29/15	1,200	1,209	(b)
5.00%	04/29/20	1,200	1,250	(b)
7.50%	03/31/30	1,739	2,076	(j)
United Mexican States
5.13%	01/15/20	888	992
6.05%	01/11/40	1,800	2,061
			63,073

Municipal Bonds and Notes—0.4%
American Municipal Power—Ohio Inc.
6.05%	02/15/43	1,994	2,041	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	4,297	4,620
New Jersey State Turnpike Authority
7.41%	01/01/40	2,590	3,216
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880	934
			10,811

Total Bonds and Notes			2,364,381
(Cost $2,302,995)
Preferred Stock—0.1%		Number of Shares
Citigroup Capital XIII		105,200	2,630	(i)
(Cost $2,630)

Other Investments—0.2%
GEI Investment Fund			6,961	(k)
(Cost $7,650)

Total Investment in Securities			2,373,972
(Cost $2,313,275)

Short-Term Investments —24.8%		Principal Amount
Time Deposit—3.9%
State Street Corp.
0.01%	10/01/10	$103,424	103,424	(e)

U.S. Treasuries—9.0%
U.S. Treasury Bill
0.09%	11/04/10	100,000	99,988	(d)
0.11%	10/21/10	35,000	34,998	(d)
0.12%	11/12/10	105,000	104,982	(d)
			239,968

Federal Agencies—11.9%
Federal Home Loan Bank Discount Notes
0.13%	12/03/10	45,000	44,989	(d)
0.17%	12/17/10	30,000	29,991	(d)
Federal Home Loan Mortgage Corp. Discount Notes
0.01%	10/06/10	25,000	25,000	(d)
0.16%	12/06/10	54,000	53,986	(d)
0.17%	12/02/10 -12/20/10	26,300	26,292	(d)
0.18%	12/14/10	25,000	24,993	(d)
Federal National Mortgage Assoc.
0.13%	11/09/10	50,000	49,991	(d)
Federal National Mortgage Assoc. Discount Notes
0.05%	10/20/10	30,000	29,998	(d)
0.11%	11/15/10	30,986	30,981	(d)
			316,221

Total Short-Term Investments			659,613
(Cost $659,596)

Total Investments			3,033,585
(Cost $2,972,871)
Liabilities in Excess of Other Assets, net—(13.8)%			(366,868)

NET ASSETS—100.0%			$2,666,717

Other Information

The Fund had the following long futures contracts open at September 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Note Futures	December 2010	1452	$318,691	$432
5 Yr. U.S. Treasury Note Futures	December 2010	1109	134,042	1,400

The Fund had the following short futures contracts open at September 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	December 2010	347	$(49,025)	$294
10 Yr. U.S. Treasury Note Futures	December 2010	2777	(350,032)	(3,823)

				$(1,697)

Notes to Schedules of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $226,402 or 8.49% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Securities at default.

(m)	Illiquid Securities at September 30, 2010, these securities amounted to $12,707; or 0.48% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2010.
*	Less than 0.05%
**	Par value is less than $0.50.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Income Taxes Disclosure

As September 30, 2010, information on the tax cost of investments is as follows:

	Cost of Investment for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Appreciation/ (Depreciation) on Investments
GE S&S Income Fund	2,973,817	108,074	(48,306)	59,768

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2010:

GE S&S Income Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds and Notes—U.S. Treasuries	$—	$320,281	$—	$320,281
Bonds and Notes—Agency Mortgage Backed	—	817,655	—	817,655
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	46,596	3,495	50,091
Bonds and Notes—Asset Backed	—	48,630	160	48,790
Bonds and Notes—Corporate Notes	—	850,772	—	850,772
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	200,268	2,640	202,908
Bonds and Notes—Sovereign Bonds	—	63,073	—	63,073
Bonds and Notes—Municipal Notes and Bonds	—	10,811	—	10,811
Preferred Stock	2,630	—	—	2,630
Other Investments	—	6,961	—	6,961
Short-Term Investments	—	659,613	—	659,613

Total Investments in Securities	$2,630	$3,024,660	$6,295	$3,033,585

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$2,126	$—	$—	$2,126
Futures Contracts—Unrealized Depreciation	(3,823)	—	—	(3,823)

Total Other Financial Instruments	$(1,697)	$—	$—	$(1,697)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non- Agency Collateralized Mortgage Obligations	Total
Balance at 12/31/09	$72,584	$23,224	$155	$4,814	$2,715	$103,492
Accrued discounts/premiums	—	1,062	—	(25)	—	1,037
Realized gain (loss)	299	560	1	(404)	(4,237)	(3,781)
Change in unrealized gain (loss)	(212)	(3,206)	32	1,859	7,338	5,811
Net purchases (sales)	(62,633)	(22,078)	(28)	(3,360)	(2,414)	(90,513)
Net transfers in and out of Level 3	(10,038)	3,933	—	(2,884)	(762)	(9,751)

Balance at 09/30/10	$—	$3,495	$160	$—	$2,640	$6,295
Change in unrealized gain (loss) relating to securities still held at 09/30/10	$—	$(1,457)	$32	$—	$2,088	$663

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives September 30, 2010		Liability Derivatives September 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)	Location in the Statements of Assets and Liabilities	Fair Value ($)

S&S Income Fund
Interest Rate Contracts	Receivables, Net Assets—	2,127*	Liabilities, Net Assets—	(3,823	)*
	Net Unrealized Appreciation/		Net Unrealized Appreciation/
	(Depreciation) on Futures		(Depreciation) on Futures

* Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/s/ JAMES W. IRELAND
James W. Ireland Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. IRELAND
James W. Ireland Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: November 24, 2010

By:	/s/ EUNICE TSANG
Eunice Tsang Treasurer, S&S Funds

Date: November 24, 2010